Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Interest-Bearing Deposits

NOTE 6 – INTEREST-BEARING DEPOSITS

Interest-bearing deposits at December 31 were as follows:

(Dollars in thousands)	2016	2015

Demand	$97,683	$86,472
Savings	163,169	167,755
Time deposits:
In excess of $ 250,000	13,102	13,834
Other	99,007	105,432

Total interest-bearing deposits	$372,961	$373,493

At December 31, 2016, stated maturities of time deposits were as follows:

(Dollars in thousands)

2017	$57,670
2018	27,439
2019	15,400
2020	5,336
2021	6,264

Total	$112,109